Adjustments Reconciling Profit After Tax to Operating Cash Flows - Summary of Cash Generated from Operations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Adjustments to reconcile profit (loss) [abstract]
Profit after taxation	£ 5,268	£ 4,046	£ 2,169
Tax on profits	953	754	1,356
Share of after tax-profits of associates and joint ventures	(74)	(31)	(13)
Finance expense net of finance income	814	717	669
Depreciation	1,231	954	988
Amortisation of intangible assets	1,103	902	934
Impairment and assets written off	825	350	1,061
Profit on sale of businesses	(201)	(63)	(157)
Profit on sale of intangible assets	(342)	(201)	(46)
Profit on sale of investments in associates		(3)	(94)
Profit on sale of equity investments	(2)	(4)	(37)
Gain on Novartis Consumer Healthcare Joint Venture put option hedging		(513)
Business acquisition costs	59	47
Changes in working capital:
Decrease/(increase) in inventories	300	51	(461)
Increase in trade receivables	(32)	(429)	(287)
Increase in trade payables	263	131	11
(Increase)/decrease in other receivables	(160)	18	74
Contingent consideration paid (see Note 32)	(780)	(984)	(594)
Other non-cash increase in contingent consideration liabilities	83	1,250	961
Increase in other payables	89	2,362	1,741
(Decrease)/increase in pension and other provisions	(188)	102	(255)
Share-based incentive plans	365	360	333
Fair value adjustments	19	(7)
Other	(61)	(62)	(95)
Adjustments reconciling profit after tax to operating cash flows	4,264	5,701	6,089
Cash generated from operations	£ 9,532	£ 9,747	£ 8,258